Long-Term Investments, Net (Details) - Schedule of Movement of Investments - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule of Movement of Investments [Abstract]
Beginning balance
Additions	658
Impairment loss of long-term investment – Investment A	(259)
Foreign exchange translation effect	2
Ending balance	$ 401